Share Capital - Warrants (Details) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding	0	3,125,625
Weighted average exercise price		$ 0.99